AZZAD FUNDS

November 1, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:

Azzad Funds

Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A

(File Nos. 333-20177 and 811-08021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed by Azzad Funds (the “Trust”), on behalf of the Azzad Ethical Fund and the Azzad Wise Capital Fund, under paragraph (c) of Rule 497, would not have differed from that contained in the most recent amendment to the Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 49) has been filed electronically.

Sincerely,

By: /s/ Bashar Qasem

Bashar Qasem

President